Acquisitions and Divestitures - 2014 Dispositions Assets (Details) $ in Thousands	1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($) a item	May 31, 2014 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Disposition
Proceeds from sales of oil and natural gas properties								$ 2,691	$ 72,382	$ 46,316
Deemed contribution from sale of assets									20,653
Gain (loss) on disposal of oil and gas properties								$ 2,439	$ (2,096)	$ 16,756
Centennial Resource Production, LLC (Centennial OpCo)
Disposition
Proceeds from sales of oil and natural gas properties							$ 2,691
Gain (loss) on disposal of oil and gas properties			$ 15	$ 9		$ 11	$ 2,688
Celero Energy Company, LP (Celero) | Caprock field
Disposition
Proceeds from sales of oil and natural gas properties		$ 59,300
Gain (loss) on disposal of oil and gas properties					$ (2,200)
Sale of interest in land, including vertical wells | NGP X | Centennial Resource Production, LLC (Centennial OpCo) | Ward County
Disposition
Area of land sold (in acres) | a	1,845
Number of vertical wells sold | item	18
Proceeds from sales of oil and natural gas properties	$ 12,500
Deemed contribution from sale of assets	$ 1,500